UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03725

Fidelity California Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® California Municipal Income Fund Fidelity® California Municipal Income Fund : FCTFX

This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Municipal Income Fund	$ 44	0.43%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•The fund's "carry" advantage, meaning it larger exposure to higher-yielding bonds, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, also helped, including an underweight in longer-term bonds.
•In contrast, the fund's exposure to longer-term zero-coupon Golden State Tobacco bonds detracted versus the index for the 12 months, as the yield curve steepened.
•This period, the portfolio management team reduced the fund's exposure to health care bonds that had a valuation they deemed too expensive relative to their risk and/or had higher-than-average exposure to fundamental challenges in the sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® California Municipal Income Fund	5.67%	1.72%	2.43%
Bloomberg California 4+ Year Enhanced Municipal Linked Index	5.15%	1.48%	2.40%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,905,996,999
Number of Holdings	717
Total Advisory Fee	$7,503,557
Portfolio Turnover	19%
What did the Fund invest in?
(as of February 28, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	42.5
Transportation	17.6
Education	9.3
Health Care	8.3
Electric Utilities	5.9
Others(Individually Less Than 5%)	13.6
97.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 58.9
A - 28.0
BBB - 6.8
Not Rated - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912710.101    91-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class Z : FIJBX

This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.40%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•The fund's "carry" advantage, meaning it larger exposure to higher-yielding bonds, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, also helped, including an underweight in longer-term bonds.
•In contrast, the fund's exposure to longer-term zero-coupon Golden State Tobacco bonds detracted versus the index for the 12 months, as the yield curve steepened.
•This period, the portfolio management team reduced the fund's exposure to health care bonds that had a valuation they deemed too expensive relative to their risk and/or had higher-than-average exposure to fundamental challenges in the sector.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.70%	1.75%	2.88%
Bloomberg California 4+ Year Enhanced Municipal Linked Index	5.15%	1.48%	2.72%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.76%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,905,996,999
Number of Holdings	717
Total Advisory Fee	$7,503,557
Portfolio Turnover	19%
What did the Fund invest in?
(as of February 28, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	42.5
Transportation	17.6
Education	9.3
Health Care	8.3
Electric Utilities	5.9
Others(Individually Less Than 5%)	13.6
97.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 58.9
A - 28.0
BBB - 6.8
Not Rated - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912709.101    3233-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class M : FCMTX

This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 69	0.67%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•The fund's "carry" advantage, meaning it larger exposure to higher-yielding bonds, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, also helped, including an underweight in longer-term bonds.
•In contrast, the fund's exposure to longer-term zero-coupon Golden State Tobacco bonds detracted versus the index for the 12 months, as the yield curve steepened.
•This period, the portfolio management team reduced the fund's exposure to health care bonds that had a valuation they deemed too expensive relative to their risk and/or had higher-than-average exposure to fundamental challenges in the sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	1.19%	0.65%	1.73%
Class M (without 4.00% sales charge)	5.41%	1.48%	2.15%
Bloomberg California 4+ Year Enhanced Municipal Linked Index	5.15%	1.48%	2.40%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,905,996,999
Number of Holdings	717
Total Advisory Fee	$7,503,557
Portfolio Turnover	19%
What did the Fund invest in?
(as of February 28, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	42.5
Transportation	17.6
Education	9.3
Health Care	8.3
Electric Utilities	5.9
Others(Individually Less Than 5%)	13.6
97.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 58.9
A - 28.0
BBB - 6.8
Not Rated - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912707.101    1102-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class I : FCMQX

This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	0.52%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•The fund's "carry" advantage, meaning it larger exposure to higher-yielding bonds, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, also helped, including an underweight in longer-term bonds.
•In contrast, the fund's exposure to longer-term zero-coupon Golden State Tobacco bonds detracted versus the index for the 12 months, as the yield curve steepened.
•This period, the portfolio management team reduced the fund's exposure to health care bonds that had a valuation they deemed too expensive relative to their risk and/or had higher-than-average exposure to fundamental challenges in the sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	5.57%	1.63%	2.34%
Bloomberg California 4+ Year Enhanced Municipal Linked Index	5.15%	1.48%	2.40%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,905,996,999
Number of Holdings	717
Total Advisory Fee	$7,503,557
Portfolio Turnover	19%
What did the Fund invest in?
(as of February 28, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	42.5
Transportation	17.6
Education	9.3
Health Care	8.3
Electric Utilities	5.9
Others(Individually Less Than 5%)	13.6
97.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 58.9
A - 28.0
BBB - 6.8
Not Rated - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912708.101    1103-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class C : FCMKX

This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•The fund's "carry" advantage, meaning it larger exposure to higher-yielding bonds, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, also helped, including an underweight in longer-term bonds.
•In contrast, the fund's exposure to longer-term zero-coupon Golden State Tobacco bonds detracted versus the index for the 12 months, as the yield curve steepened.
•This period, the portfolio management team reduced the fund's exposure to health care bonds that had a valuation they deemed too expensive relative to their risk and/or had higher-than-average exposure to fundamental challenges in the sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	3.56%	0.65%	1.48%
Class C	4.56%	0.65%	1.48%
Bloomberg California 4+ Year Enhanced Municipal Linked Index	5.15%	1.48%	2.40%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,905,996,999
Number of Holdings	717
Total Advisory Fee	$7,503,557
Portfolio Turnover	19%
What did the Fund invest in?
(as of February 28, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	42.5
Transportation	17.6
Education	9.3
Health Care	8.3
Electric Utilities	5.9
Others(Individually Less Than 5%)	13.6
97.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 58.9
A - 28.0
BBB - 6.8
Not Rated - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912706.101    1101-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® California Municipal Income Fund Fidelity Advisor® California Municipal Income Fund Class A : FCMAX

This annual shareholder report contains information about Fidelity® California Municipal Income Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.76%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California 4+ Year Enhanced Municipal Linked Index for the fiscal year.
•The fund's "carry" advantage, meaning it larger exposure to higher-yielding bonds, also boosted relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, also helped, including an underweight in longer-term bonds.
•In contrast, the fund's exposure to longer-term zero-coupon Golden State Tobacco bonds detracted versus the index for the 12 months, as the yield curve steepened.
•This period, the portfolio management team reduced the fund's exposure to health care bonds that had a valuation they deemed too expensive relative to their risk and/or had higher-than-average exposure to fundamental challenges in the sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	1.11%	0.56%	1.67%
Class A (without 4.00% sales charge)	5.32%	1.39%	2.09%
Bloomberg California 4+ Year Enhanced Municipal Linked Index	5.15%	1.48%	2.40%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$1,905,996,999
Number of Holdings	717
Total Advisory Fee	$7,503,557
Portfolio Turnover	19%
What did the Fund invest in?
(as of February 28, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	42.5
Transportation	17.6
Education	9.3
Health Care	8.3
Electric Utilities	5.9
Others(Individually Less Than 5%)	13.6
97.2

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.9
AA - 58.9
A - 28.0
BBB - 6.8
Not Rated - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 2.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912705.101    1099-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF FEBRUARY 28, 2026
Fidelity® California Limited Term Tax-Free Bond Fund Fidelity® California Limited Term Tax-Free Bond Fund : FCSTX

This annual shareholder report contains information about Fidelity® California Limited Term Tax-Free Bond Fund for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® California Limited Term Tax-Free Bond Fund	$ 31	0.30%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending February 28, 2026, driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand, which picked up in January and February, boosted by seasonal reinvestment activity.
•Against this backdrop, an overweight in bonds that benefited from spread tightening, particularly those backed by the Los Angeles Department of Water and Power, notably contributed to the fund's performance versus the Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index for the fiscal year.
•In contrast, yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, detracted from relative performance, especially an overweight in bonds in the seven- to 10-year range, which underperformed the state index as the yield curve steepened.
•This period, the portfolio management team made no major changes to the fund's positioning.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
February 29, 2016 through February 28, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® California Limited Term Tax-Free Bond Fund	4.81%	1.44%	1.57%
Bloomberg California Enhanced Municipal 1-7 Year Non-AMT Index	4.88%	1.60%	1.67%
Bloomberg Municipal Bond Index	4.96%	1.44%	2.43%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of February 28, 2026)

KEY FACTS
Fund Size	$647,675,981
Number of Holdings	314
Total Advisory Fee	$1,187,857
Portfolio Turnover	15%
What did the Fund invest in?
(as of February 28, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	49.7
Education	9.9
Health Care	8.8
Electric Utilities	6.9
Water & Sewer	6.2
Transportation	5.3
Others(Individually Less Than 5%)	11.0
97.8

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.2
AA - 62.1
A - 22.8
BBB - 6.6
Not Rated - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912762.101    1534-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, February 28, 2026, Fidelity California Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity California Limited Term Tax-Free Bond Fund and Fidelity California Municipal Income Fund (the “Funds”):

Services Billed by PwC

February 28, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Limited Term Tax-Free Bond Fund	$51,900	$1,400	$5,700	$500
Fidelity California Municipal Income Fund	$47,200	$1,300	$5,800	$500

February 28, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity California Limited Term Tax-Free Bond Fund	$52,000	$4,200	$5,700	$1,800
Fidelity California Municipal Income Fund	$47,400	$3,800	$5,800	$1,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	February 28, 2026A	February 28, 2025A
Audit-Related Fees	$9,428,700	$9,845,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2026A	February 28, 2025A
PwC	$14,721,300	$14,835,600

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® California Municipal Income Fund

Annual Report
February 28, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® California Municipal Income Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Municipal Securities - 97.2%
	Principal Amount (a)	Value ($)
California - 95.3%
Education - 9.3%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2033	1,345,000	1,408,477
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2035	1,955,000	2,036,396
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2036	1,500,000	1,557,398
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2043	1,500,000	1,521,341
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	10,000,000	10,497,202
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 4% 5/15/2046 (Build America Mutual Assurance Co Insured)	2,000,000	1,920,321
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2038 (c)	3,155,000	2,139,877
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2029	400,000	436,303
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2030	425,000	475,338
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2031	460,000	526,034
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2034	760,000	802,062
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2036	840,000	880,549
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2038	620,000	644,971
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2030	650,000	692,336
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2031	890,000	947,626
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2033	1,245,000	1,322,407
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2027	500,000	516,754
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2028	2,130,000	2,203,248
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2032	1,000,000	1,030,234
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2037	370,000	378,130
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2030	1,555,000	1,593,244
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2032	1,000,000	1,022,681
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2031	200,000	209,517
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2032	225,000	235,148
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2033	225,000	234,608
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2034	225,000	233,973
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	225,000	233,488
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2036	250,000	258,733
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2037	485,000	500,778
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2038	345,000	355,361
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2033	250,000	258,355
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2034	420,000	432,009
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2037	160,000	162,008
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2046	1,000,000	912,388
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2051	1,150,000	999,178
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2030	3,000,000	3,235,341
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2031	2,000,000	2,153,917
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2032	3,000,000	3,226,159
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2035	1,780,000	1,900,746
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2036	1,125,000	1,197,286
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2037	1,475,000	1,564,235
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2040	2,500,000	2,629,022
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2041	3,865,000	4,050,237
California Mun Fn Auth Rev (Samuel Merritt University Proj.) 5.25% 6/1/2053	7,500,000	7,861,080
California St Univ Rev Series 2020C, 3% 11/1/2035	1,205,000	1,219,186
California St Univ Rev Series 2021 A, 3% 11/1/2052	4,500,000	3,380,979
California St Univ Rev Series 2023A, 5.25% 11/1/2048	2,965,000	3,239,669
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2033	1,625,000	1,705,670
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2043	9,300,000	9,565,016
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2032 (b)	1,135,000	1,159,140
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2034 (b)	375,000	389,617
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2039 (b)	475,000	485,108
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2051 (b)	8,225,000	7,927,914
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2034	1,250,000	1,255,011
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2035	4,725,000	4,742,716
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	2,250,000	2,255,598
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2047	1,000,000	1,004,570
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2032	520,000	544,884
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2033	250,000	260,739
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2034	430,000	446,509
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2036	600,000	617,578
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2041	2,530,000	2,540,981
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2046	2,055,000	1,989,944
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2051	2,500,000	2,284,201
University CA Revs 3% 5/15/2051	22,435,000	17,078,388
University CA Revs 5% 5/15/2038	7,550,000	8,896,957
University CA Revs Series 2017M, 3% 5/15/2037	975,000	963,839
University CA Revs Series 2024 BW, 5% 5/15/2033	5,000,000	5,938,481
University CA Revs Series 2024 BW, 5% 5/15/2035	10,000,000	11,924,013
University CA Revs Series 2025 BZ, 5% 5/15/2032	5,000,000	5,829,176
University CA Revs Series 2025 CD, 5.5% 5/15/2040	10,000,000	12,150,017
TOTAL EDUCATION		177,192,397
Electric Utilities - 5.9%
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2030	1,395,000	1,549,735
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2031	1,030,000	1,164,762
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	4,680,000	5,292,317
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2030	1,000,000	1,110,921
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2034	2,785,000	3,227,056
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	1,050,000	1,191,623
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2039	795,000	894,991
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2034	1,850,000	2,161,720
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	980,000	1,136,142
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2044	2,125,000	2,306,482
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2045	3,000,000	3,229,270
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2033	1,165,000	1,358,139
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2035	2,570,000	3,002,794
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2048	850,000	901,124
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	7,410,000	7,724,065
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2029	6,310,000	6,859,482
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2034	4,900,000	5,725,637
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2037	660,000	754,678
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,181,657
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,174,824
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,163,758
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,154,104
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,143,865
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,136,556
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,250,000	1,413,046
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,120,951
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,750,000	1,941,989
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,250,000	2,517,496
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,214,286
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,500,000	1,650,710
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2031	10,000,000	11,308,369
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2030	3,840,000	4,265,937
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2031	5,020,000	5,676,801
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2027	190,000	194,372
Modesto Calif Irr Dist Fing Auth Elec Sys Rev Series 2019 A, 5% 10/1/2039	1,500,000	1,592,821
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2050 (Build America Mutual Assurance Co Insured)	15,160,000	16,343,869
Transmission Agency of Northern California Series 2016A, 5% 5/1/2039	1,500,000	1,505,183
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2036	1,490,000	1,650,532
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2038	825,000	902,753
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2039	1,275,000	1,387,305
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2041	420,000	451,043
TOTAL ELECTRIC UTILITIES		112,683,165
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (d)	265,000	300,091
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (Escrowed to Maturity) (c)	125,000	109,304
Port Oakland Calif Rev 5% 11/1/2026 (Escrowed to Maturity) (d)	70,000	71,285
Port Oakland Calif Rev 5% 11/1/2028 (Pre-refunded to 11/1/2027 at 100) (d)	105,000	109,816
Port Oakland Calif Rev 5% 11/1/2029 (Pre-refunded to 11/1/2027 at 100) (d)	75,000	78,439
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (d)	20,000	21,188
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042	45,000	48,890
TOTAL ESCROWED/PRE-REFUNDED		739,013
General Obligations - 42.0%
Abc Calif Uni Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (c)	2,810,000	2,447,053
Abc Calif Uni Sch Dist 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (c)	3,900,000	3,291,272
Alhambra CA Uni Sch Dist 0% 8/1/2038 (Assured Guaranty Inc Insured) (c)	5,000,000	3,317,051
Anaheim City School District/CA Series 2016, 3% 8/1/2046	870,000	699,745
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2034 (e)	1,175,000	1,366,937
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2037 (e)	1,360,000	1,591,716
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2040 (e)	1,575,000	1,793,871
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2043 (e)	2,000,000	2,204,144
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2044 (e)	1,675,000	1,828,842
Brisbane Calif Sch Dist 3% 8/1/2042	1,065,000	960,332
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity And Life Company Guaranteed)	570,000	586,573
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity And Life Company Guaranteed)	760,000	793,073
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity And Life Company Guaranteed)	760,000	802,256
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity And Life Company Guaranteed)	910,000	967,337
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity And Life Company Guaranteed)	1,025,000	1,093,755
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity And Life Company Guaranteed)	1,705,000	1,812,314
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (f)	3,400,000	3,592,820
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (f)	7,090,000	7,755,103
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (f)	14,925,000	16,512,550
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (f)	3,840,000	4,141,177
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (f)	3,795,000	4,170,613
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (f)	6,405,000	6,929,317
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (f)	4,480,000	4,721,932
California Community Choice Financing Authority Series 2025 F, 5% 11/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	14,930,000	16,522,213
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (f)	6,580,000	7,049,150
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (f)	10,000,000	11,107,605
California Community Choice Financing Authority Series 2025C, 5% 10/1/2032 (American General Life Insurance Co Guaranteed)	4,000,000	4,395,960
California Community Choice Financing Authority Series 2025C, 5% 4/1/2032 (American General Life Insurance Co Guaranteed)	3,500,000	3,851,214
California Community Choice Financing Authority Series 2025C, 5% 4/1/2033 (American General Life Insurance Co Guaranteed)	3,250,000	3,563,374
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (f)	7,500,000	8,136,974
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (f)	15,000,000	15,980,871
California Community Choice Financing Authority Series 2026A 1, 5% tender 4/1/2056 (Morgan Stanley Guaranteed) (f)	7,460,000	8,277,731
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2032	2,750,000	2,847,468
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2033	2,320,000	2,399,927
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2036	5,830,000	6,013,401
California St Pub Wks Brd Lse 5% 4/1/2041	3,655,000	4,249,040
California St Pub Wks Brd Lse Series 2016D, 4% 4/1/2033	1,660,000	1,672,961
California St Pub Wks Brd Lse Series 2020 D, 2.25% 11/1/2039	2,440,000	2,085,157
Carlsbad CA Unified School Dis Series 2017 A, 4% 5/1/2031	1,500,000	1,529,292
Carlsbad CA Unified School Dis Series B, 3% 8/1/2046	3,185,000	2,614,346
Center Joint CA Unified Sch Dist Series 2021 B, 3% 8/1/2051 (Build America Mutual Assurance Co Insured)	3,500,000	2,638,809
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2033 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured) (e)	1,750,000	2,065,280
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2034 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured) (e)	4,000,000	4,791,736
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2035 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured) (e)	730,000	884,051
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2036 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured) (e)	695,000	847,211
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2037 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured) (e)	785,000	946,036
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2038 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured) (e)	890,000	1,060,878
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2039 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured) (e)	1,000,000	1,179,100
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (f)	9,535,000	10,582,451
Central Valley Energy Authority Series 2026, 5% 8/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	16,000,000	17,590,823
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2035 (c)	895,000	687,661
Chico Calif Uni Sch Dist Series C, 3% 8/1/2040	600,000	559,507
City of Fresno Unified School 5% 8/1/2034	100,000	112,485
City of Fresno Unified School 5% 8/1/2035	175,000	196,050
City of Fresno Unified School 5% 8/1/2036	235,000	261,796
City of Fresno Unified School 5% 8/1/2037	150,000	166,314
City of Fresno Unified School 5% 8/1/2038	300,000	330,996
City of Fresno Unified School 5% 8/1/2039	350,000	383,823
City of Fresno Unified School 5% 8/1/2040	400,000	437,428
City of Fresno Unified School 5% 8/1/2041	435,000	473,529
City of Fresno Unified School 5% 8/1/2042	500,000	541,339
City of Oakland CA Gen. Oblig. Series 2020B 1, 2.25% 1/15/2039	2,455,000	2,095,321
Davis Calif Jt Uni Sch Dist Yolo Cnty Series 2020, 3% 8/1/2041 (Build America Mutual Assurance Co Insured)	4,695,000	4,295,405
Desert Calif Cmty College Dist Gen. Oblig. 2% 8/1/2037	625,000	537,541
Dry Creek Calif Jt Elem Sch Dist 0% 8/1/2034 (c)	2,935,000	2,324,194
El Rancho Calif Uni Sch Dist 3% 8/1/2046 (Assured Guaranty Inc Insured)	1,000,000	820,697
Escondido CA Un High Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	5,655,000	4,661,530
Escondido CA Un High Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (c)	3,500,000	2,787,760
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Inc Insured)	5,500,000	4,127,258
Foster City Calif Gen. Oblig. Series 2020, 3% 8/1/2045	6,500,000	5,447,954
Gateway CA Uni Sch Dist 0% 8/1/2036 (National Public Finance Guarantee Corporation Insured) (c)	2,315,000	1,666,846
Glendale CA Uni Sch Dist Series 2016C, 3% 9/1/2039	5,040,000	4,929,253
Glendora Calif Uni Sch Dist 0% 8/1/2036 (Assured Guaranty Inc Insured) (c)	2,845,000	2,080,210
Grossmont-Cuyamaca Ccd Gen. Oblig. 4% 8/1/2046	4,250,000	4,245,339
Hayward CA Uni Sch Dist 5.25% 8/1/2050 (Assured Guaranty Inc Insured)	11,200,000	12,106,989
Huntington Beach Calif Un High Sch Dist Ctfs Partn (Huntington Beach CA Un High Sch Dist Proj.) 2.125% 9/1/2039 (Assured Guaranty Inc Insured)	1,260,000	1,024,876
Lammersville Calif Schs Fin Auth Lease Rev (Lammersville CA Joint Uni Sch Dist Proj.) Series 2019, 3% 10/1/2049 (Build America Mutual Assurance Co Insured)	3,000,000	2,326,198
Lindsay Calif Uni Sch Dist 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	695,000	582,453
Lindsay Calif Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	715,000	578,711
Lindsay Calif Uni Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (c)	675,000	526,604
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	100,000	81,616
Local Pub Schs Fdg Auth Sch Facs Impt Dist No 2016-1 Calif Series 2020 A, 3% 8/1/2046 (Build America Mutual Assurance Co Insured)	2,725,000	2,198,191
Lodi Calif Uni Sch Dist Series 2020, 3% 8/1/2043	3,000,000	2,602,572
Lodi Calif Uni Sch Dist Series 2021, 3% 8/1/2046	1,015,000	828,902
Long Beach CA Cmnty College Gen. Oblig. 3% 8/1/2036	300,000	299,729
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2031 (Assured Guaranty Inc Insured) (c)	8,285,000	7,307,603
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2033 (Assured Guaranty Inc Insured) (c)	8,830,000	7,324,039
Long Beach CA Uni Sch Dist Series 2009A, 5.25% 8/1/2033	410,000	412,853
Long Beach CA Uni Sch Dist Series 2009A, 5.75% 8/1/2033	170,000	171,113
Long Beach CA Uni Sch Dist Series F, 3% 8/1/2047	7,750,000	6,193,885
Long Beach CA Uni Sch Dist Series G, 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	1,000,000	843,916
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 2.625% 12/1/2051	1,900,000	1,324,339
Los Angeles Cnty CA Pub Wks Series 2025J, 5.5% 12/1/2054	5,500,000	6,063,812
Los Angeles Unified School District/CA Series 2019A, 3% 1/1/2034	5,785,000	5,827,914
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	4,040,000	4,060,151
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2038	1,000,000	983,738
Los Rios CA Cmnty College Dist Gen. Oblig. Series D, 3% 8/1/2044	2,000,000	1,700,081
Marin Cnty CA Ctfs Partn (Marin Cnty CA Proj.) 4% 11/1/2040	6,765,000	6,767,244
Mendocino Calif Uni Sch Dist 3% 8/1/2051	3,000,000	2,262,179
Mendocino-Lake Cmnty College Dist Calif Gen. Oblig. Series 2022 A, 3% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,175,000	1,079,162
Mendota Calif Uni Sch Dist 3.375% 8/1/2048 (Build America Mutual Assurance Co Insured)	1,300,000	1,073,072
Merced Calif Un High Sch Dist 0% 8/1/2030 (Assured Guaranty Inc Insured) (c)	1,000,000	903,171
Miracosta CA Cmnty Clg Dist Gen. Oblig. Series B, 2% 8/1/2040	1,050,000	833,862
Monrovia Calif Uni Sch Dist 0% 8/1/2033 (National Public Finance Guarantee Corporation Insured) (c)	2,625,000	2,149,639
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2031	500,000	503,279
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2032	500,000	503,230
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2033	1,800,000	1,811,317
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2034	1,345,000	1,353,236
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2035	1,895,000	1,906,177
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2036	2,000,000	2,011,215
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2041	6,155,000	6,179,627
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 3% 8/1/2034	270,000	270,021
Moreno Valley CA Uni Sch Dist Series A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	745,000	885,612
Moreno Valley CA Uni Sch Dist Series A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	650,000	764,391
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured)	755,000	892,069
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,350,000	1,576,234
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,440,833
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2044 (Build America Mutual Assurance Co Insured)	1,120,000	1,274,523
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2045 (Build America Mutual Assurance Co Insured)	1,300,000	1,459,672
Moreno Valley CA Uni Sch Dist Series E, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	700,000	832,119
Moreno Valley CA Uni Sch Dist Series E, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	775,000	911,391
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured)	775,000	915,699
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,167,581
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,200,000	1,383,199
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,275,934
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,245,649
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2048 (Build America Mutual Assurance Co Insured)	5,000,000	5,472,863
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2021 C, 2% 8/1/2039	3,670,000	3,052,319
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2049 (Build America Mutual Assurance Co Insured)	5,000,000	4,843,322
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2054 (Build America Mutual Assurance Co Insured)	10,000,000	9,412,645
Muroc Calif Jt Uni Sch Dist Series B, 5.25% 8/1/2047	4,375,000	4,518,094
Murrieta Vy CA Uni Sch Dist 0% 9/1/2032 (Assured Guaranty Inc Insured) (c)	5,000,000	4,218,798
Norwalk-Mirada CA Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	5,755,000	4,747,435
Novato CA Uni Sch Dist Series 2020 C, 2% 8/1/2039	5,810,000	4,812,671
Oakland CA Uni Sch Dist Alameda Cnty Series 2016A, 3% 8/1/2041	1,335,000	1,196,832
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (Assured Guaranty Inc Insured) (c)	4,875,000	4,261,248
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2036	1,185,000	1,454,884
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2037	1,000,000	1,212,825
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2038	1,650,000	1,980,904
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2039	1,000,000	1,184,469
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2040	1,000,000	1,178,334
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2041	1,000,000	1,171,276
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2042	1,025,000	1,185,947
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2043	1,100,000	1,255,985
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2044	1,000,000	1,123,316
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2045	1,000,000	1,110,517
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2032 (Assured Guaranty Inc Insured)	2,360,000	2,133,150
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2033 (Assured Guaranty Inc Insured)	2,725,000	2,409,849
Palm Springs CA Uni Sch Dist Series A, 1.75% 8/1/2034 (Assured Guaranty Inc Insured)	3,000,000	2,651,795
Palomar Calif Cmnty College Dist Gen. Oblig. Series 2017, 5% 8/1/2035	1,410,000	1,464,442
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2026 (National Public Finance Guarantee Corporation Insured) (c)	4,870,000	4,796,169
Panama-Buena Vista Uni Sch Dist CA 2.625% 8/1/2037 (Build America Mutual Assurance Co Insured)	2,360,000	2,193,785
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2040 (c)	1,000,000	574,550
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2041 (c)	1,000,000	544,349
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2042 (c)	1,000,000	513,482
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2043 (c)	1,000,000	485,378
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2044 (c)	1,100,000	502,536
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2045 (c)	1,150,000	493,756
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2046 (c)	1,000,000	404,012
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2047 (c)	1,000,000	380,810
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2048 (c)	1,025,000	370,841
Perris Calif Un High Sch Dist Series C, 3% 9/1/2045	2,540,000	2,125,153
Placentia-Yorba Linda CA Usd Series D, 0% 8/1/2036 (c)	400,000	290,380
Pomona CA Uni Sch Dist Series D, 2.375% 8/1/2045 (Assured Guaranty Inc Insured)	8,510,000	6,229,393
Pomona CA Uni Sch Dist Series D, 2.5% 8/1/2048 (Assured Guaranty Inc Insured)	10,000,000	6,913,396
Pomona CA Uni Sch Dist Series F, 3% 8/1/2048	4,000,000	3,168,339
Poway CA Unified Sch Dist 0% 8/1/2032 (c)	13,070,000	11,076,977
Poway CA Unified Sch Dist 0% 8/1/2033 (c)	7,215,000	5,925,594
Poway CA Unified Sch Dist 0% 8/1/2035 (c)	10,120,000	7,736,141
Poway CA Unified Sch Dist 0% 8/1/2037 (c)	6,325,000	4,430,888
Poway CA Unified Sch Dist 0% 8/1/2038 (c)	3,200,000	2,145,666
Poway CA Unified Sch Dist 0% 8/1/2041 (c)	12,740,000	7,368,821
Poway CA Unified Sch Dist 0% 8/1/2046 (c)	10,150,000	4,203,563
Rio Hondo Calif Cmnty College Dist 6.85% 8/1/2042 (g)	6,830,000	8,669,722
Sacramento CA City Uni Sch Dis 4% 8/1/2044 (Assured Guaranty Inc Insured)	2,250,000	2,271,621
Sacramento CA City Uni Sch Dis 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,870,000	2,023,915
Sacramento CA City Uni Sch Dis 5.5% 8/1/2047 (Build America Mutual Assurance Co Insured)	2,500,000	2,666,179
Sacramento CA City Uni Sch Dis Series 2019 D, 3% 8/1/2049 (Build America Mutual Assurance Co Insured)	275,000	214,970
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,794,877
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	400,000	475,389
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	475,000	561,061
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	500,000	586,336
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,400,000	1,627,445
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,153,062
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	450,000	515,037
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,300,000	1,441,613
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	650,000	713,184
San Bernadino Cty Un Sch Dist Series F, 3% 8/1/2044 (Assured Guaranty Inc Insured)	9,200,000	7,996,371
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2031	1,000,000	1,171,459
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2032	850,000	1,016,118
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2033	1,100,000	1,336,991
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2034	615,000	759,470
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2035	825,000	1,010,972
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2036	1,000,000	1,216,459
San Diego CA Uni Sch Dist 0% 7/1/2030 (c)	1,680,000	1,520,821
San Diego CA Uni Sch Dist 0% 7/1/2037 (c)	1,300,000	920,140
San Diego CA Uni Sch Dist 0% 7/1/2047 (g)	8,700,000	7,219,740
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (c)	4,770,000	2,186,180
San Diego CA Uni Sch Dist Series 2012 E, 0% 7/1/2033 (c)	1,195,000	979,770
San Francisco CA City & Cnty Gen. Oblig. Series 2020B, 2% 6/15/2035	1,000,000	900,468
San Francisco CA Cmnty College Dist Gen. Oblig. Series B, 5.25% 6/15/2049 (Build America Mutual Assurance Co Insured)	1,900,000	2,052,071
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (f)	6,315,000	7,192,567
San Juan CA Uni Sch Dist Series 2020, 2.25% 8/1/2039	2,000,000	1,677,306
San Marcos Unified School District 0% 8/1/2035 (c)	3,675,000	2,771,720
San Marcos Unified School District 0% 8/1/2037 (c)	2,675,000	1,841,074
San Marcos Unified School District 0% 8/1/2047 (c)	6,315,000	2,456,846
San Marcos Unified School District Series A, 5% 8/1/2043	1,350,000	1,534,880
San Marcos Unified School District Series A, 5% 8/1/2044	780,000	873,429
San Marcos Unified School District Series A, 5% 8/1/2045	885,000	979,953
San Marcos Unified School District Series A, 5.25% 8/1/2050	4,910,000	5,358,505
San Marcos Unified School District Series A, 5.25% 8/1/2055	3,500,000	3,790,731
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2034 (e)	1,825,000	2,197,554
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2035 (e)	1,050,000	1,277,607
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2036 (e)	1,000,000	1,224,174
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2037 (e)	730,000	883,557
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2039 (e)	875,000	1,036,280
San Mateo CA Unified Sch Dist Series A, 2.25% 9/1/2042	3,000,000	2,341,248
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	760,000	824,584
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 2.5% 6/15/2055	10,550,000	6,719,500
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	13,660,000	11,162,956
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048 (Build America Mutual Assurance Co Insured)	2,810,000	2,237,913
Santa Ana Calif Uni Sch Dist Series 2019A, 3.25% 8/1/2042	1,035,000	971,231
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2032	1,365,000	1,495,652
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2034	1,000,000	1,090,900
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2036	2,135,000	2,315,043
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2037	1,000,000	1,080,488
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2038	845,000	910,173
Santa Clara CA Uni Sch Dist Series 2017, 3% 7/1/2035	265,000	265,167
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	540,000	531,606
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2041	2,000,000	1,871,112
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	3,425,000	3,351,192
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2044	265,000	226,565
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2049	2,000,000	1,563,987
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 3.125% 7/1/2042	740,000	677,449
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2036	435,000	440,962
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2037	475,000	480,208
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2030	250,000	260,641
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2031	350,000	364,671
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2032	255,000	265,484
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2033	250,000	260,016
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2034	315,000	327,039
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2035	400,000	414,755
Santa Monica-Malibu Uni Sch Dist CA Series A, 3% 8/1/2049	3,190,000	2,490,105
Santee CA Sch Dist Series 2008D, 0% 8/1/2038 (Assured Guaranty Inc Insured) (c)	4,140,000	2,746,518
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (f)	7,000,000	7,531,288
State of California Gen. Oblig. 2.5% 12/1/2049	1,350,000	948,968
State of California Gen. Oblig. 3% 10/1/2034	3,580,000	3,618,783
State of California Gen. Oblig. 3% 10/1/2035	1,895,000	1,907,399
State of California Gen. Oblig. 5% 10/1/2032 (National Public Finance Guarantee Corporation Insured)	10,000	10,022
State of California Gen. Oblig. 5% 3/1/2033	7,000,000	8,297,605
State of California Gen. Oblig. 5% 3/1/2037	10,935,000	13,115,893
State of California Gen. Oblig. 5% 3/1/2038	10,000,000	11,879,298
State of California Gen. Oblig. 5% 8/1/2033	3,210,000	3,830,593
State of California Gen. Oblig. 5% 8/1/2037	4,685,000	5,546,954
State of California Gen. Oblig. 5.25% 12/1/2033	105,000	105,248
State of California Gen. Oblig. 5.25% 4/1/2027	5,000	5,012
State of California Gen. Oblig. 5.25% 4/1/2029	5,000	5,013
State of California Gen. Oblig. 5.5% 4/1/2028	5,000	5,014
State of California Gen. Oblig. 5.5% 4/1/2030	25,000	25,067
State of California Gen. Oblig. 5.625% 5/1/2026	30,000	30,131
State of California Gen. Oblig. 5.75% 5/1/2030	90,000	90,260
State of California Gen. Oblig. Series 2024, 5% 9/1/2032	16,195,000	19,019,450
Stockton CA Unified School Dis Series 2011D, 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	1,900,000	1,560,489
Stockton CA Unified School Dis Series 2024, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,162,115
Stockton CA Unified School Dis Series 2024, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,185,530
Stockton CA Unified School Dis Series 2024, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,000,000	1,208,094
Stockton CA Unified School Dis Series 2024, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	1,245,000	1,526,607
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,226,403
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,500,000	1,822,805
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	2,835,000	3,412,502
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	2,125,000	2,526,074
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	1,120,000	1,316,096
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,245,000	1,445,689
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,500,000	1,721,066
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,500,000	1,698,932
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,118,079
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2045 (Build America Mutual Assurance Co Insured)	1,250,000	1,378,873
Temecula Vy CA Uni Sch Dist Series 2021 D, 3% 8/1/2044	2,500,000	2,162,104
Ventura CA Usd Series B, 5% 8/1/2039	240,000	275,742
Ventura CA Usd Series B, 5% 8/1/2040	200,000	228,340
Ventura CA Usd Series B, 5% 8/1/2041	220,000	249,836
Ventura CA Usd Series B, 5% 8/1/2042	300,000	337,782
Ventura CA Usd Series B, 5% 8/1/2043	465,000	518,032
Ventura CA Usd Series B, 5% 8/1/2044	620,000	682,996
Ventura CA Usd Series B, 5% 8/1/2045	795,000	867,751
Ventura CA Usd Series B, 5% 8/1/2046	1,000,000	1,080,377
Walnut Vly CA Usd Ban 0% 8/1/2030 (National Public Finance Guarantee Corporation Insured) (c)	2,875,000	2,593,221
Walnut Vly CA Usd Ban 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (c)	2,900,000	2,545,765
Walnut Vly CA Usd Ban 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (c)	1,315,000	1,120,340
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013B, 5% 8/1/2043	5,000,000	5,002,240
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 4.5% 8/1/2053 (Assured Guaranty Inc Insured)	2,400,000	2,407,980
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.25% 8/1/2048	1,625,000	1,776,113
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.5% 8/1/2053	2,600,000	2,825,295
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	1,000,000	846,591
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	1,675,000	1,360,685
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	4,000,000	4,822,882
West Contra Costa Unified School District Series 2025A, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	845,000	1,033,144
West Contra Costa Unified School District Series 2025A, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	665,000	801,924
West Contra Costa Unified School District Series 2025A, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	800,000	955,183
West Contra Costa Unified School District Series 2025A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	1,600,000	1,888,725
West Contra Costa Unified School District Series 2025A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	1,625,000	1,902,055
West Contra Costa Unified School District Series 2025A, 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	3,655,000	4,257,401
West Contra Costa Unified School District Series 2025A, 5% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,265,000	1,456,435
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	640,000	583,481
Wiseburn CA Sch Dist Series 2012 C, 0% 8/1/2037 (c)	1,000,000	706,269
Wiseburn School District 3% 8/1/2037	315,000	309,940
Yosemite CA Cmnty College Dist Series 2010D, 0% 8/1/2036 (c)	825,000	598,909
TOTAL GENERAL OBLIGATIONS		800,626,278
Health Care - 8.3%
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (f)	15,265,000	17,366,178
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2049	14,015,000	13,004,675
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	4,460,000	5,144,659
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	715,000	635,837
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (f)	10,560,000	11,856,100
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2017 A, 5% 11/15/2032	1,400,000	1,465,218
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2031 (California Mortgage Insurance Guaranteed)	2,150,000	2,189,182
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2032 (California Mortgage Insurance Guaranteed)	1,000,000	1,015,896
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2033 (California Mortgage Insurance Guaranteed)	895,000	921,869
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2034 (California Mortgage Insurance Guaranteed)	1,000,000	1,028,306
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	575,000	589,476
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2031	1,000,000	1,024,881
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2032	1,400,000	1,433,735
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2033	1,000,000	1,023,071
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2034	1,395,000	1,425,768
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2035	1,500,000	1,531,130
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2036	1,500,000	1,528,782
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2028	1,250,000	1,281,496
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2029	1,300,000	1,332,728
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2030	750,000	769,135
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2031	800,000	819,905
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2032	1,385,000	1,418,374
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2027 (California Mortgage Insurance Guaranteed)	230,000	239,743
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2029 (California Mortgage Insurance Guaranteed)	245,000	255,249
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2030 (California Mortgage Insurance Guaranteed)	225,000	233,905
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2033 (California Mortgage Insurance Guaranteed)	750,000	776,264
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2036 (California Mortgage Insurance Guaranteed)	1,435,000	1,479,057
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2039	1,155,000	1,197,898
California Mun Fn Auth Rev (Community Hosps Central CA Sys Proj.) Series 2021A, 4% 2/1/2051	7,500,000	6,572,795
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2033	490,000	551,561
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2034	415,000	469,004
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2035	720,000	809,705
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2036	565,000	632,129
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2037	810,000	900,335
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2038	505,000	558,112
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2039	660,000	725,821
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2040	530,000	580,020
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2044	1,415,000	1,499,923
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2049	1,300,000	1,335,594
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2054	1,540,000	1,566,977
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2034 (California Mortgage Insurance Guaranteed)	825,000	890,691
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2039 (California Mortgage Insurance Guaranteed)	1,000,000	1,062,944
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2049 (California Mortgage Insurance Guaranteed)	2,100,000	2,169,861
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2026	415,000	417,581
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2027	400,000	406,547
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2028	360,000	369,188
California Statewide Community Development Authority Rev (Emanate Health Proj.) Series 2020 A, 3% 4/1/2050	13,185,000	9,586,298
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 3% 4/1/2046	9,810,000	7,684,337
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2038	2,625,000	2,675,796
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2039	2,250,000	2,283,749
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2040	2,500,000	2,527,949
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2041	1,885,000	1,894,544
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2046	2,500,000	2,296,903
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2027	245,000	254,412
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2028	660,000	707,820
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2029	695,000	739,801
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2030	730,000	777,154
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2031	765,000	813,911
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2032	805,000	855,531
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2033	845,000	897,091
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2034	885,000	938,370
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2035	925,000	978,990
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2036	500,000	527,907
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2037	650,000	684,769
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2038	500,000	525,765
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2043	1,250,000	1,300,027
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2035	1,000,000	1,011,875
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2036	1,000,000	1,009,348
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2030	1,335,000	1,388,522
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2031	1,350,000	1,403,078
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2032	1,400,000	1,453,827
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2033	2,835,000	2,940,056
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2034	2,230,000	2,309,720
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	2,500,000	2,549,334
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2032	1,350,000	1,374,742
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2033	1,000,000	1,017,310
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2029	1,120,000	1,174,431
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2030	1,000,000	1,050,711
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2031	875,000	918,020
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2032	890,000	932,056
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2036	750,000	777,450
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 4% 7/1/2033	260,000	267,688
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 4% 7/1/2035	300,000	305,749
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2030	300,000	326,399
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2031	325,000	352,245
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2023A, 5.75% 7/1/2048	1,000,000	1,065,666
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2023A, 5.75% 7/1/2053	1,000,000	1,047,004
TOTAL HEALTH CARE		158,133,660
Housing - 1.9%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	5,951,235	6,196,102
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	7,110,366	7,274,137
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-3 CA Proj.) Series 3 Class A, 3.25% 8/20/2036	1,863,192	1,857,846
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,788,178	8,276,955
California Hsg Fin Agy Mun Ctfs Series 2 Class A, 3.75% 3/25/2035 (Freddie Mac Non Gold Pool Guaranteed)	4,752,349	4,966,791
California Mun Fin Auth Multifamily Hsg Rev Series 2019 A, 2.65% 8/1/2036	9,219,404	8,551,298
TOTAL HOUSING		37,123,129
Lease Revenue - 1.0%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	7,610,000	8,011,522
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2049	11,000,000	11,387,575
TOTAL LEASE REVENUE		19,399,097
Other - 2.0%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	7,000,000	7,172,132
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (f)	17,750,000	16,951,293
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 3% 7/1/2050	9,075,000	6,861,816
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 4% 7/1/2050	7,125,000	6,805,511
TOTAL OTHER		37,790,752
Resource Recovery - 1.0%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (d)(f)	7,000,000	7,315,409
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A, 2.4% tender 10/1/2044 (d)(f)	1,140,000	1,120,942
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 2.875% tender 7/1/2043 (b)(d)(f)	10,000,000	10,002,138
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042 (Assured Guaranty Inc Insured)	1,255,000	1,327,707
TOTAL RESOURCE RECOVERY		19,766,196
Special Tax - 2.4%
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2027	1,875,000	1,892,836
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2028	1,500,000	1,513,187
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2029	2,000,000	2,016,554
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2030	1,720,000	1,733,978
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2031	2,500,000	2,519,727
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/2041	4,500,000	4,515,285
Irvine Calif Impt Bd Act 1915 4% 9/2/2035 (Build America Mutual Assurance Co Insured)	400,000	423,679
Irvine Calif Impt Bd Act 1915 4% 9/2/2036 (Build America Mutual Assurance Co Insured)	250,000	262,834
Irvine Calif Impt Bd Act 1915 4% 9/2/2037 (Build America Mutual Assurance Co Insured)	250,000	261,317
Irvine Calif Impt Bd Act 1915 4% 9/2/2038 (Build America Mutual Assurance Co Insured)	350,000	364,913
Irvine Calif Impt Bd Act 1915 4% 9/2/2039 (Build America Mutual Assurance Co Insured)	500,000	517,924
Irvine Calif Impt Bd Act 1915 4% 9/2/2040 (Build America Mutual Assurance Co Insured)	1,025,000	1,052,780
Irvine Calif Impt Bd Act 1915 4% 9/2/2046 (Build America Mutual Assurance Co Insured)	1,350,000	1,297,519
Irvine Calif Impt Bd Act 1915 5% 9/2/2044	2,545,000	2,626,128
Palmdale CA Elem Sch Dist Series 2017A, 5% 8/1/2041 (Assured Guaranty Inc Insured)	1,275,000	1,305,630
Poway Calif Redev Agy Successor Agy Tax Allocation (Poway Rda Paguay Project Proj.) Series A, 5% 12/15/2030	3,500,000	3,911,152
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2034	700,000	743,475
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2035	2,065,000	2,189,048
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2036	2,215,000	2,341,617
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2037	2,405,000	2,537,001
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2038	1,240,000	1,305,389
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	7,165,000	7,452,907
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	2,000,000	1,734,109
Upland Community Redevelopment Agency Successor Agency Series 2016, 2.75% 9/1/2036 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	360,000	344,644
TOTAL SPECIAL TAX		44,863,633
Tobacco Bonds - 0.4%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2027	400,000	411,133
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2028	420,000	440,702
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2029	500,000	534,185
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2030	300,000	322,621
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2031	300,000	321,144
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	250,000	265,877
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2033	250,000	264,521
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (c)	50,000,000	5,330,775
TOTAL TOBACCO BONDS		7,890,958
Transportation - 17.1%
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2049 (Assured Guaranty Inc Insured) (c)	7,250,000	2,380,331
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2053 (Assured Guaranty Inc Insured) (c)	20,000,000	5,236,284
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2043	4,670,000	5,145,741
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2044	1,150,000	1,256,521
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2045	1,000,000	1,083,024
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (d)	4,750,000	5,424,199
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2037 (d)	7,000,000	7,927,576
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2038 (d)	3,200,000	3,597,978
Foothill/Estrn Transn CA Toll 0% 1/15/2033 (Assured Guaranty Inc Insured) (c)	9,000,000	7,526,334
Fresno Calif Arpt Rev Series 2023A, 4.125% 7/1/2043 (Build America Mutual Assurance Co Insured) (d)	1,000,000	1,005,760
Fresno Calif Arpt Rev Series 2023A, 4.25% 7/1/2044 (Build America Mutual Assurance Co Insured) (d)	1,000,000	1,006,063
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured) (d)	2,060,000	2,331,099
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured) (d)	2,160,000	2,426,188
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured) (d)	1,000,000	1,114,913
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured) (d)	1,385,000	1,534,189
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured) (d)	2,500,000	2,753,454
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured) (d)	2,625,000	2,873,596
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured) (d)	2,760,000	3,007,507
Long Beach CA Hbr Rev Series A, 5% 5/15/2032 (d)	1,760,000	1,809,741
Long Beach CA Hbr Rev Series A, 5% 5/15/2033 (d)	1,350,000	1,387,514
Long Beach CA Hbr Rev Series A, 5% 5/15/2034 (d)	1,650,000	1,696,153
Long Beach CA Hbr Rev Series A, 5% 5/15/2035 (d)	2,500,000	2,568,179
Long Beach CA Hbr Rev Series A, 5% 5/15/2036 (d)	3,000,000	3,078,274
Long Beach CA Hbr Rev Series A, 5% 5/15/2037 (d)	2,755,000	2,823,195
Los Angeles CA Dept Arpts Rev 5% 5/15/2034 (d)	8,840,000	10,364,863
Los Angeles CA Dept Arpts Rev 5% 5/15/2034 (d)	7,000,000	8,207,471
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (d)	4,735,000	5,282,366
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (d)	3,600,000	3,614,922
Los Angeles CA Dept Arpts Rev 5% 5/15/2041 (d)	3,750,000	3,760,652
Los Angeles CA Dept Arpts Rev 5% 5/15/2043 (d)	10,000,000	10,351,169
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2031 (d)	7,350,000	7,751,391
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2048 (d)	2,000,000	2,033,010
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (d)	4,950,000	5,025,406
Los Angeles CA Dept Arpts Rev Series 2019 F, 4% 5/15/2049 (d)	5,000,000	4,600,152
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (d)	2,480,000	2,678,442
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (d)	950,000	1,016,987
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (d)	13,685,000	14,099,055
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2030 (d)	700,000	721,519
Ontario International Airport Authority Series 2021 A, 5% 5/15/2046 (Assured Guaranty Inc Insured)	4,315,000	4,591,756
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Inc Insured) (d)	1,120,000	1,164,640
Ontario International Airport Authority Series 2021 B, 4% 5/15/2036 (Assured Guaranty Inc Insured) (d)	775,000	801,431
Ontario International Airport Authority Series 2021 B, 4% 5/15/2037 (Assured Guaranty Inc Insured) (d)	1,700,000	1,747,986
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Inc Insured) (d)	800,000	818,493
Ontario International Airport Authority Series 2021 B, 4% 5/15/2039 (Assured Guaranty Inc Insured) (d)	555,000	565,363
Ontario International Airport Authority Series 2021 B, 4% 5/15/2040 (Assured Guaranty Inc Insured) (d)	685,000	693,069
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2046	6,400,000	5,990,250
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2031 (d)	2,110,000	2,217,707
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2032 (d)	1,590,000	1,668,606
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2034 (d)	4,000,000	4,183,431
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2035 (d)	5,000,000	5,217,867
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2036 (d)	7,500,000	7,806,266
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2034 (d)	1,375,000	1,600,807
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2035 (d)	450,000	526,466
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2036 (d)	1,250,000	1,445,865
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2037 (d)	1,000,000	1,146,208
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2038 (d)	1,750,000	1,990,030
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2034 (Assured Guaranty Inc Insured) (d)	2,140,000	2,489,709
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2035 (Assured Guaranty Inc Insured) (d)	1,245,000	1,458,776
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2036 (Assured Guaranty Inc Insured) (d)	855,000	985,222
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2037 (Assured Guaranty Inc Insured) (d)	1,000,000	1,141,870
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2038 (Assured Guaranty Inc Insured) (d)	2,600,000	2,945,442
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2039 (Assured Guaranty Inc Insured) (d)	2,730,000	3,071,099
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2040 (Assured Guaranty Inc Insured) (d)	2,865,000	3,199,097
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2031	2,000,000	2,075,701
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2033	1,735,000	1,797,243
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2034	1,380,000	1,427,530
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2035	1,500,000	1,549,275
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2036	1,980,000	2,041,196
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2038	2,000,000	2,055,780
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2042	5,000,000	5,124,253
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2028 (d)	820,000	866,315
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2049 (d)	5,050,000	5,114,226
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2037 (d)	2,000,000	2,288,903
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2040 (d)	1,800,000	2,068,583
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2041 (d)	1,200,000	1,369,300
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2042 (d)	1,200,000	1,353,334
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2043 (d)	1,050,000	1,170,993
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2044 (d)	1,000,000	1,102,020
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2027 (d)	500,000	516,866
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2031 (d)	1,250,000	1,287,232
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2032 (d)	1,300,000	1,337,696
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2033 (d)	1,330,000	1,367,192
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2034 (d)	1,000,000	1,026,943
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2036 (d)	1,500,000	1,536,083
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2037 (d)	750,000	766,564
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2047 (d)	6,005,000	6,083,780
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2030	330,000	331,755
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2041 (d)	9,695,000	9,717,178
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2042 (d)	3,205,000	3,252,862
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018 D, 5% 5/1/2043 (d)	1,000,000	1,026,060
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2036 (d)	10,000,000	10,631,425
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (d)	5,595,000	5,926,987
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2029 (d)	735,000	751,694
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2031 (d)	1,100,000	1,124,323
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2032 (d)	850,000	868,389
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2033 (d)	1,095,000	1,117,800
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2034 (d)	1,250,000	1,275,153
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2035 (d)	3,475,000	3,541,807
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2036 (d)	2,250,000	2,290,662
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2037 (d)	2,250,000	2,287,889
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2041 (d)	10,235,000	10,366,428
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2029	200,000	206,263
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2030	250,000	257,799
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2032	235,000	242,103
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2033	250,000	257,351
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2034	500,000	514,348
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2037	3,000,000	3,074,616
San Jose Calif Arpt Rev Series 2021 A, 4% 3/1/2034 (Build America Mutual Assurance Co Insured) (d)	2,000,000	2,087,680
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2027 (d)	750,000	767,549
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2030 (d)	1,275,000	1,398,142
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2031 (d)	1,600,000	1,787,049
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2032 (d)	2,000,000	2,205,320
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2033 (d)	1,500,000	1,647,977
TOTAL TRANSPORTATION		324,252,291
Water & Sewer - 4.0%
Eastern Municipal Water District Financing Authority 5% 7/1/2029	250,000	276,825
Eastern Municipal Water District Financing Authority 5% 7/1/2030	250,000	284,209
Gilroy Calif Pub Facs Fing Auth Wastewater Rev Series 2021 A, 3% 8/1/2046	1,285,000	1,047,617
Glendale CA Wtr Rev 2% 2/1/2031	1,240,000	1,182,683
Glendale CA Wtr Rev Series 2020, 2% 2/1/2037	420,000	358,327
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	25,000,000	27,172,071
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2030	1,380,000	1,533,071
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2031	1,465,000	1,656,676
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2030	2,400,000	2,666,210
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2036	1,015,000	1,133,994
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2029	2,190,000	2,380,708
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2030	4,470,000	4,965,818
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2034	1,955,000	2,284,412
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2032	635,000	730,144
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2034	250,000	294,535
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2035	2,030,000	2,371,856
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2039	390,000	419,529
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2044	2,135,000	2,251,539
San Francisco CA Pub Util Comm Wtr Rev Series 2025 SUB E, 5.25% 11/1/2055	15,000,000	16,334,886
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 4% 10/1/2037 (Build America Mutual Assurance Co Insured)	2,000,000	2,039,444
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,066,962
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2036 (Build America Mutual Assurance Co Insured)	1,585,000	1,686,146
Vallecitos Water Dist CA Series 2021 A, 2.25% 8/1/2046	2,235,000	1,553,612
TOTAL WATER & SEWER		75,691,274
TOTAL CALIFORNIA		1,816,151,843
Guam - 0.7%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2034	2,910,000	3,292,844
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2035	2,600,000	2,961,318
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2036	2,500,000	2,824,308
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2038	2,630,000	2,970,392
TOTAL SPECIAL TAX		12,048,862
Water & Sewer - 0.1%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2044	1,000,000	1,094,127
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2045	1,000,000	1,083,460
TOTAL WATER & SEWER		2,177,587
TOTAL GUAM		14,226,449
Puerto Rico - 0.7%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	4,980,183	3,681,752
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,815,000	1,938,685
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,240,000	4,708,992
TOTAL GENERAL OBLIGATIONS		10,329,429
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (b)	3,690,000	3,850,974
TOTAL PUERTO RICO		14,180,403
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2028	1,000,000	1,052,525
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2029	1,000,000	1,071,376
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2034	315,000	362,410
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2035	870,000	1,011,659
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2040	755,000	850,383
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2041	1,225,000	1,367,597
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	435,000	480,594
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2043	1,300,000	1,423,210
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2044	1,250,000	1,356,046
TOTAL VIRGIN ISLANDS		8,975,800
TOTAL MUNICIPAL SECURITIES (Cost $1,790,955,528)		1,853,534,495

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $62,516,018)	1.91	62,503,517	62,516,018

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $1,853,471,546)	1,916,050,513
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(10,053,514)
NET ASSETS - 100.0%	1,905,996,999

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,814,891 or 1.2% of net assets.

(c)	Zero coupon bond which is issued at a discount.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	5,123,999	522,906,639	465,514,620	737,687	-	-	62,516,018	62,503,517	1.4%
Total	5,123,999	522,906,639	465,514,620	737,687	-	-	62,516,018

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	177,192,397	-	177,192,397	-
Electric Utilities	112,683,165	-	112,683,165	-
Escrowed/Pre-Refunded	739,013	-	739,013	-
General Obligations	810,955,707	-	810,955,707	-
Health Care	158,133,660	-	158,133,660	-
Housing	37,123,129	-	37,123,129	-
Lease Revenue	19,399,097	-	19,399,097	-
Other	37,790,752	-	37,790,752	-
Resource Recovery	19,766,196	-	19,766,196	-
Special Tax	56,912,495	-	56,912,495	-
Tobacco Bonds	7,890,958	-	7,890,958	-
Transportation	333,228,091	-	333,228,091	-
Water & Sewer	81,719,835	-	81,719,835	-

Money Market Funds	62,516,018	62,516,018	-	-
Total Investments in Securities:	1,916,050,513	62,516,018	1,853,534,495	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,790,955,528)	$1,853,534,495
Fidelity Central Funds (cost $62,516,018)	62,516,018

Total Investment in Securities (cost $1,853,471,546)		$1,916,050,513
Cash		100,000
Receivable for fund shares sold		1,886,816
Interest receivable		17,513,427
Distributions receivable from Fidelity Central Funds		119,373
Prepaid expenses		851
Other receivables		77
Total assets		1,935,671,057
Liabilities
Payable for investments purchased on a delayed delivery basis	$26,033,013
Payable for fund shares redeemed	1,045,901
Distributions payable	1,864,951
Accrued management fee	662,163
Distribution and service plan fees payable	12,908
Other payables and accrued expenses	55,122
Total liabilities		29,674,058
Net Assets		$1,905,996,999
Net Assets consist of:
Paid in capital		$1,880,273,550
Total accumulated earnings (loss)		25,723,449
Net Assets		$1,905,996,999

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($36,680,355 ÷ 2,910,594 shares)(a)		$12.60
Maximum offering price per share (100/96.00 of $12.60)		$13.13
Class M :
Net Asset Value and redemption price per share ($2,722,022 ÷ 215,435 shares)(a)(b)		$12.63
Maximum offering price per share (100/96.00 of $12.63)		$13.16
Class C :
Net Asset Value and offering price per share ($5,182,915 ÷ 411,985 shares)(a)		$12.58
California Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,658,716,178 ÷ 131,810,717 shares)		$12.58
Class I :
Net Asset Value, offering price and redemption price per share ($74,516,053 ÷ 5,908,659 shares)		$12.61
Class Z :
Net Asset Value, offering price and redemption price per share ($128,179,476 ÷ 10,165,409 shares)		$12.61
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Year ended February 28, 2026
Investment Income
Interest		$63,130,015
Income from Fidelity Central Funds		737,433
Total income		63,867,448
Expenses
Management fee	$7,503,557
Distribution and service plan fees	169,073
Custodian fees and expenses	16,336
Independent trustees' fees and expenses	3,883
Registration fees	111,486
Audit fees	59,211
Legal	4,973
Miscellaneous	6,004
Total expenses before reductions	7,874,523
Expense reductions	(245)
Total expenses after reductions		7,874,278
Net Investment income (loss)		55,993,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(5,218,853)
Capital gain distributions from Fidelity Central Funds	254
Total net realized gain (loss)		(5,218,599)
Change in net unrealized appreciation (depreciation) on investment securities		55,066,095
Net gain (loss)		49,847,496
Net increase (decrease) in net assets resulting from operations		$105,840,666
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,993,170	$46,831,584
Net realized gain (loss)	(5,218,599)	(2,303,554)
Change in net unrealized appreciation (depreciation)	55,066,095	11,626,706
Net increase (decrease) in net assets resulting from operations	105,840,666	56,154,736
Distributions to shareholders	(53,523,472)	(45,267,465)

Share transactions - net increase (decrease)	217,702,302	(19,299,388)
Total increase (decrease) in net assets	270,019,496	(8,412,117)

Net Assets
Beginning of period	1,635,977,503	1,644,389,620
End of period	$1,905,996,999	$1,635,977,503

Financial Highlights
Fidelity Advisor® California Municipal Income Fund Class A

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$12.20	$11.90	$12.85	$13.28
Income from Investment Operations
Net investment income (loss) B,C	.346	.317	.302	.267	.245
Net realized and unrealized gain (loss)	.293	.078	.291	(.952)	(.370)
Total from investment operations	.639	.395	.593	(.685)	(.125)
Distributions from net investment income	(.328)	(.304)	(.293)	(.265)	(.245)
Distributions from net realized gain	(.001)	(.001)	-	-	(.060)
Total distributions	(.329)	(.305)	(.293)	(.265)	(.305)
Net asset value, end of period	$12.60	$12.29	$12.20	$11.90	$12.85
Total Return D,E	5.32%	3.28%	5.06%	(5.32)%	(1.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.76%	.76%	.78%	.79%	.79%
Expenses net of fee waivers, if any	.76%	.76%	.78%	.79%	.78%
Expenses net of all reductions, if any	.76%	.76%	.78%	.79%	.78%
Net investment income (loss)	2.84%	2.60%	2.53%	2.23%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$36,680	$42,788	$41,198	$49,498	$59,032
Portfolio turnover rate H	19%	22%	15%	14%	14%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class M

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.32	$12.23	$11.93	$12.88	$13.31
Income from Investment Operations
Net investment income (loss) B,C	.358	.329	.314	.280	.258
Net realized and unrealized gain (loss)	.292	.078	.291	(.953)	(.370)
Total from investment operations	.650	.407	.605	(.673)	(.112)
Distributions from net investment income	(.339)	(.316)	(.305)	(.277)	(.258)
Distributions from net realized gain	(.001)	(.001)	-	-	(.060)
Total distributions	(.340)	(.317)	(.305)	(.277)	(.318)
Net asset value, end of period	$12.63	$12.32	$12.23	$11.93	$12.88
Total Return D,E	5.41%	3.38%	5.15%	(5.21)%	(.91)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.67%	.67%	.69%	.69%	.70%
Expenses net of fee waivers, if any	.67%	.67%	.69%	.69%	.70%
Expenses net of all reductions, if any	.67%	.67%	.69%	.69%	.70%
Net investment income (loss)	2.93%	2.69%	2.61%	2.32%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$2,722	$2,964	$3,272	$3,571	$5,087
Portfolio turnover rate H	19%	22%	15%	14%	14%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class C

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$12.18	$11.88	$12.83	$13.26
Income from Investment Operations
Net investment income (loss) B,C	.257	.228	.215	.179	.146
Net realized and unrealized gain (loss)	.292	.078	.291	(.953)	(.370)
Total from investment operations	.549	.306	.506	(.774)	(.224)
Distributions from net investment income	(.238)	(.215)	(.206)	(.176)	(.146)
Distributions from net realized gain	(.001)	(.001)	-	-	(.060)
Total distributions	(.239)	(.216)	(.206)	(.176)	(.206)
Net asset value, end of period	$12.58	$12.27	$12.18	$11.88	$12.83
Total Return D,E	4.56%	2.54%	4.31%	(6.03)%	(1.74)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.49%	1.49%	1.51%	1.53%	1.53%
Expenses net of fee waivers, if any	1.49%	1.49%	1.50%	1.52%	1.53%
Expenses net of all reductions, if any	1.49%	1.49%	1.50%	1.52%	1.53%
Net investment income (loss)	2.11%	1.87%	1.80%	1.49%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$5,183	$8,080	$8,745	$9,991	$13,692
Portfolio turnover rate H	19%	22%	15%	14%	14%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® California Municipal Income Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$12.19	$11.88	$12.83	$13.26
Income from Investment Operations
Net investment income (loss) B,C	.385	.357	.341	.307	.290
Net realized and unrealized gain (loss)	.293	.068	.301	(.953)	(.370)
Total from investment operations	.678	.425	.642	(.646)	(.080)
Distributions from net investment income	(.367)	(.344)	(.332)	(.304)	(.290)
Distributions from net realized gain	(.001)	(.001)	-	-	(.060)
Total distributions	(.368)	(.345)	(.332)	(.304)	(.350)
Net asset value, end of period	$12.58	$12.27	$12.19	$11.88	$12.83
Total Return D	5.67%	3.54%	5.50%	(5.02)%	(.67)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.43%	.43%	.45%	.46%	.45%
Expenses net of fee waivers, if any	.43%	.43%	.45%	.45%	.45%
Expenses net of all reductions, if any	.43%	.43%	.45%	.45%	.45%
Net investment income (loss)	3.17%	2.93%	2.85%	2.56%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,658,716	$1,422,622	$1,473,001	$1,684,834	$1,946,948
Portfolio turnover rate G	19%	22%	15%	14%	14%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class I

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$12.21	$11.91	$12.86	$13.29
Income from Investment Operations
Net investment income (loss) B,C	.375	.346	.330	.297	.278
Net realized and unrealized gain (loss)	.293	.078	.292	(.953)	(.370)
Total from investment operations	.668	.424	.622	(.656)	(.092)
Distributions from net investment income	(.357)	(.333)	(.322)	(.294)	(.278)
Distributions from net realized gain	(.001)	(.001)	-	-	(.060)
Total distributions	(.358)	(.334)	(.322)	(.294)	(.338)
Net asset value, end of period	$12.61	$12.30	$12.21	$11.91	$12.86
Total Return D	5.57%	3.52%	5.31%	(5.08)%	(.75)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.52%	.53%	.55%	.55%	.54%
Expenses net of fee waivers, if any	.52%	.53%	.54%	.54%	.54%
Expenses net of all reductions, if any	.52%	.53%	.54%	.54%	.54%
Net investment income (loss)	3.08%	2.83%	2.76%	2.47%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$74,516	$51,825	$47,272	$44,850	$52,424
Portfolio turnover rate G	19%	22%	15%	14%	14%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® California Municipal Income Fund Class Z

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$12.21	$11.91	$12.86	$13.29
Income from Investment Operations
Net investment income (loss) B,C	.390	.362	.345	.311	.294
Net realized and unrealized gain (loss)	.293	.077	.291	(.953)	(.370)
Total from investment operations	.683	.439	.636	(.642)	(.076)
Distributions from net investment income	(.372)	(.348)	(.336)	(.308)	(.294)
Distributions from net realized gain	(.001)	(.001)	-	-	(.060)
Total distributions	(.373)	(.349)	(.336)	(.308)	(.354)
Net asset value, end of period	$12.61	$12.30	$12.21	$11.91	$12.86
Total Return D	5.70%	3.66%	5.44%	(4.97)%	(.64)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.40%	.40%	.43%	.43%	.42%
Expenses net of fee waivers, if any	.40%	.40%	.42%	.43%	.42%
Expenses net of all reductions, if any	.40%	.40%	.42%	.43%	.42%
Net investment income (loss)	3.20%	2.96%	2.88%	2.59%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$128,179	$107,699	$70,902	$59,963	$59,571
Portfolio turnover rate G	19%	22%	15%	14%	14%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, California Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of California.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$86,116,866
Gross unrealized depreciation	(17,390,368)
Net unrealized appreciation (depreciation)	$68,726,498
Tax Cost	$1,847,324,015

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(41,448,025)
Net unrealized appreciation (depreciation) on securities and other investments	$68,726,498

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,706,405)
Long-term	(36,741,620)
Total capital loss carryforward	$(41,448,025)

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Tax-exempt Income	$53,375,074	$45,136,006
Ordinary Income	$148,398	$131,459
Total	$53,523,472	$45,267,465

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Municipal Income Fund	523,386,052	326,093,433
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.50
Class M	.41
Class C	.48
California Municipal Income	.42
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.50
Class M	.41
Class C	.48
California Municipal Income	.42
Class I	.51
Class Z	.39

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	99,523	6,939
Class M	- %	.25%	6,798	7
Class C	.75%	.25%	62,752	11,254
			169,073	18,200

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	993
Class M	455
Class C A	111
1,559

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Municipal Income Fund	-	40,913,477	(476,432)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity California Municipal Income Fund	2,262

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $245.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended February 28, 2026	Year ended February 28, 2025
Fidelity California Municipal Income Fund
Distributions to shareholders
Class A	$1,074,798	$1,086,500
Class M	75,832	80,065
Class C	123,754	150,594
California Municipal Income	47,093,640	40,224,588
Class I	1,720,888	1,313,894
Class Z	3,434,560	2,411,824
Total	$53,523,472	$45,267,465
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended February 28, 2026	Year ended February 28, 2025	Year ended February 28, 2026	Year ended February 28, 2025
Fidelity California Municipal Income Fund
Class A
Shares sold	470,830	1,047,700	$5,740,700	$12,717,633
Reinvestment of distributions	80,431	79,389	979,180	969,298
Shares redeemed	(1,122,523)	(1,021,201)	(13,716,716)	(12,463,116)
Net increase (decrease)	(571,262)	105,888	$(6,996,836)	$1,223,815
Class M
Shares sold	14,792	16,264	$182,856	$198,447
Reinvestment of distributions	5,351	5,800	65,298	70,962
Shares redeemed	(45,242)	(48,982)	(548,936)	(596,078)
Net increase (decrease)	(25,099)	(26,918)	$(300,782)	$(326,669)
Class C
Shares sold	75,057	172,704	$909,145	$2,114,117
Reinvestment of distributions	9,496	11,392	115,343	138,856
Shares redeemed	(331,248)	(243,267)	(4,005,162)	(2,967,676)
Net increase (decrease)	(246,695)	(59,171)	$(2,980,674)	$(714,703)
California Municipal Income
Shares sold	38,666,564	17,239,691	$465,281,760	$210,471,258
Reinvestment of distributions	1,957,669	1,899,005	23,822,124	23,145,247
Shares redeemed	(24,746,704)	(24,084,882)	(299,265,276)	(293,539,828)
Net increase (decrease)	15,877,529	(4,946,186)	$189,838,608	$(59,923,323)
Class I
Shares sold	2,838,376	1,428,797	$34,716,582	$17,458,323
Reinvestment of distributions	112,609	79,063	1,375,469	966,156
Shares redeemed	(1,256,515)	(1,164,587)	(15,196,166)	(14,177,754)
Net increase (decrease)	1,694,470	343,273	$20,895,885	$4,246,725
Class Z
Shares sold	3,417,804	3,913,488	$41,760,831	$47,926,430
Reinvestment of distributions	260,610	182,156	3,181,606	2,225,883
Shares redeemed	(2,272,076)	(1,143,403)	(27,696,336)	(13,957,546)
Net increase (decrease)	1,406,338	2,952,241	$17,246,101	$36,194,767
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity California Municipal Trust and Shareholders of Fidelity California Municipal Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity California Municipal Income Fund (one of the funds constituting Fidelity California Municipal Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 10, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends were free from federal income tax, and 16.14% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity California Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (the retail class), the Board considered the effective management fee rate for the retail class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and equal to the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.783451.123
CFL-ANN-0426
Fidelity® California Limited Term Tax-Free Bond Fund

Annual Report
February 28, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® California Limited Term Tax-Free Bond Fund
Schedule of Investments February 28, 2026
Showing Percentage of Net Assets
Municipal Securities - 97.8%
	Principal Amount (a)	Value ($)
California - 96.5%
Education - 9.9%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2027	750,000	769,129
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2026	3,000,000	3,013,405
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2027	3,000,000	3,081,549
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2026 (Build America Mutual Assurance Co Insured)	450,000	452,193
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2027 (Build America Mutual Assurance Co Insured)	470,000	484,285
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	375,000	395,270
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	400,000	430,705
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	500,000	548,756
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2028 (d)	400,000	379,734
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2026	475,000	476,133
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2027	475,000	490,371
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2028	375,000	398,189
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2026	355,000	359,878
California Mun Fin Auth Rev (California Baptist Univ Proj.) Series 2016 A, 4% 11/1/2026 (b)	250,000	250,509
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2028	390,000	400,180
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2026	300,000	303,635
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2026	650,000	651,414
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2027	1,285,000	1,325,239
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2028	2,000,000	2,117,358
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2029	3,000,000	3,256,328
California St Univ Rev Series 2016 B 1, 1.6% tender 11/1/2047 (c)	5,525,000	5,487,852
California St Univ Rev Series 2016B 3, 3.125% tender 11/1/2051 (c)	6,000,000	6,000,406
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2027	1,900,000	1,945,642
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2027	230,000	233,502
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2028	230,000	237,506
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2030	385,000	408,476
University CA Revs Series 2023 BM, 5% 5/15/2028	3,000,000	3,193,021
University CA Revs Series 2023 BM, 5% 5/15/2029	2,350,000	2,567,743
University CA Revs Series 2023 BN, 5% 5/15/2029	5,000,000	5,463,283
University CA Revs Series 2024 BW, 5% 5/15/2033	10,785,000	12,809,303
University CA Revs Series 2025 BZ, 5% 5/15/2032	3,000,000	3,497,506
University CA Revs Series 2025 CD, 5% 5/15/2033	2,500,000	2,969,240
TOTAL EDUCATION		64,397,740
Electric Utilities - 6.9%
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2030	580,000	607,641
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2028	770,000	817,649
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2029	500,000	543,541
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	2,335,000	2,640,505
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2032	195,000	224,217
Los Angeles CA Wtr & Pwr Rev Series 2023 A, 5% 7/1/2032	285,000	327,702
Los Angeles CA Wtr & Pwr Rev Series 2023 D, 5% 7/1/2027	500,000	518,711
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2031	1,910,000	2,159,898
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2028	250,000	265,471
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2031	1,190,000	1,345,696
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2029	725,000	788,134
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2035	125,000	144,916
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2030	1,000,000	1,110,921
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2031	1,500,000	1,696,255
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2030	4,000,000	4,443,685
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2031	1,110,000	1,255,229
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2032	1,900,000	2,184,682
Middle Fork Project Finance Authority 5% 4/1/2030	1,200,000	1,299,338
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2028	3,350,000	3,496,796
Sacramento CA Muni Util Dist Elec Rev Series 2023D, 5% tender 8/15/2049 (c)	6,000,000	6,736,350
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2032	1,200,000	1,423,587
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2033	600,000	724,266
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	5,000,000	5,315,157
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2026	1,000,000	1,001,935
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2028	1,500,000	1,574,544
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2026	600,000	606,038
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2029	1,055,000	1,138,371
TOTAL ELECTRIC UTILITIES		44,391,235
Escrowed/Pre-Refunded - 2.4%
California St Pub Wks Brd Lse Series B, 5% 10/1/2026 (Escrowed to Maturity)	20,000	20,344
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2026 (Escrowed to Maturity) (d)	500,000	497,384
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2027 (Escrowed to Maturity) (d)	5,000,000	4,868,370
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	500,000	503,853
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2028 (Pre-refunded to 6/1/2027 at 100)	1,805,000	1,875,221
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2029 (Escrowed to Maturity)	2,825,000	3,136,190
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2030 (Escrowed to Maturity)	2,975,000	3,385,843
San Diego CA Uni Sch Dist Series 2009 1, 0% 7/1/2030 (Escrowed to Maturity) (d)	1,050,000	945,240
TOTAL ESCROWED/PRE-REFUNDED		15,232,445
General Obligations - 49.7%
Acton-Agua Dulce Uni Sch Dist Calif 0% 8/1/2032 (Assured Guaranty Inc Insured) (d)	1,795,000	1,519,632
Anaheim Calif City Sch Dist 0% 8/1/2029 (d)	875,000	803,145
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2031 (e)	1,015,000	1,133,898
Azusa Calif Uni Sch Dist Series 2002, 0% 7/1/2026 (Assured Guaranty Inc Insured) (d)	1,125,000	1,116,075
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity And Life Company Guaranteed)	180,000	185,233
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity And Life Company Guaranteed)	240,000	250,444
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity And Life Company Guaranteed)	240,000	253,344
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity And Life Company Guaranteed)	290,000	308,272
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity And Life Company Guaranteed)	325,000	346,800
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity And Life Company Guaranteed)	545,000	579,303
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (c)	4,600,000	4,860,874
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (c)	2,410,000	2,636,079
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (c)	5,075,000	5,614,820
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (c)	6,670,000	7,193,139
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (c)	1,145,000	1,258,327
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (c)	5,000,000	5,451,052
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (c)	3,000,000	3,245,582
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (c)	1,520,000	1,602,084
California Community Choice Financing Authority Series 2025 E, 5% 5/1/2034 (Bank of Nova Scotia/The Guaranteed)	230,000	259,130
California Community Choice Financing Authority Series 2025 E, 5% 5/1/2035 (Bank of Nova Scotia/The Guaranteed)	205,000	230,539
California Community Choice Financing Authority Series 2025 F, 5% 11/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	5,070,000	5,610,691
California Community Choice Financing Authority Series 2025B, 5% 11/1/2029 (Pacific Life Insurance Co Guaranteed)	450,000	483,994
California Community Choice Financing Authority Series 2025B, 5% 11/1/2030 (Pacific Life Insurance Co Guaranteed)	650,000	707,610
California Community Choice Financing Authority Series 2025B, 5% 11/1/2031 (Pacific Life Insurance Co Guaranteed)	1,550,000	1,701,938
California Community Choice Financing Authority Series 2025C, 5% 10/1/2030 (American General Life Insurance Co Guaranteed)	1,770,000	1,923,812
California Community Choice Financing Authority Series 2025C, 5% 10/1/2031 (American General Life Insurance Co Guaranteed)	6,835,000	7,512,234
California Community Choice Financing Authority Series 2025C, 5% 4/1/2031 (American General Life Insurance Co Guaranteed)	3,000,000	3,276,137
California Community Choice Financing Authority Series 2025D, 5% 7/1/2031 (Forethought Life Insurance Co Guaranteed)	3,890,000	4,190,359
California Community Choice Financing Authority Series 2026A 1, 5% tender 4/1/2056 (Morgan Stanley Guaranteed) (c)	2,540,000	2,818,423
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2030	2,650,000	2,748,838
California St Pub Wks Brd Lse (State of California Proj.) Series B, 5% 10/1/2026	325,000	330,668
California St Pub Wks Brd Lse 5% 8/1/2027	5,165,000	5,384,158
California St Pub Wks Brd Lse 5% 8/1/2028	3,175,000	3,404,102
California St Pub Wks Brd Lse Series 2016D, 5% 4/1/2028	4,635,000	4,716,708
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2027	3,555,000	3,732,134
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2028	3,745,000	4,042,578
California St Pub Wks Brd Lse Series 2023B, 5% 12/1/2029	5,000,000	5,551,704
California St Pub Wks Brd Lse Series 2025 C, 5% 11/1/2032	2,500,000	2,952,546
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2028 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured) (e)	1,000,000	1,065,276
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2029 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured) (e)	1,000,000	1,093,167
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2030 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured) (e)	1,000,000	1,118,749
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2031 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured) (e)	1,275,000	1,455,679
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2032 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured) (e)	1,600,000	1,858,932
Central Valley Energy Authority Series 2026, 5% 8/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	270,000	286,746
Central Valley Energy Authority Series 2026, 5% 8/1/2030 (Goldman Sachs Group Inc/The Guaranteed)	525,000	564,742
Central Valley Energy Authority Series 2026, 5% 8/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	750,000	812,839
Central Valley Energy Authority Series 2026, 5% 8/1/2032 (Goldman Sachs Group Inc/The Guaranteed)	850,000	928,306
Central Valley Energy Authority Series 2026, 5% 8/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,096,064
Central Valley Energy Authority Series 2026, 5% 8/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,099,427
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2028 (d)	740,000	700,467
El Camino CA Hosp Dist Gen. Oblig. 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (d)	5,000,000	4,601,798
Evergreen Calif Elem Sch Dist (Evergreen Calif Sch Dist Proj.) Series 2009B, 0% 8/1/2027 (Assured Guaranty Inc Insured) (d)	1,240,000	1,200,655
Fort Bragg Calif Uni Sch Dist 0% 8/1/2030 (Ambac Assurance Corp Insured) (d)	1,000,000	894,158
Garvey CA Sch Dist Series 2004 B, 0% 8/1/2030 (d)	1,625,000	1,446,059
Kingsburg CA Joint Uni High Sch Dist 0% 8/1/2032 (Assured Guaranty Inc Insured) (d)	1,170,000	990,512
Long Beach CA Uni Sch Dist 0% 8/1/2029 (Assured Guaranty Inc Insured) (d)	3,995,000	3,673,119
Long Beach CA Uni Sch Dist Series D 1, 0% 8/1/2029 (d)	1,915,000	1,678,922
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2029	1,925,000	2,132,811
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2030	2,025,000	2,300,832
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2026	1,750,000	1,792,225
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	3,375,000	3,564,750
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	1,875,000	1,980,417
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2028	1,625,000	1,767,546
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	465,000	456,536
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2028	2,000,000	2,148,332
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2027	1,415,000	1,424,324
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2028	1,490,000	1,500,172
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2029	1,560,000	1,570,542
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2032 (d)	545,000	444,086
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024, 0% 7/1/2029 (d)	5,000,000	4,461,328
Mt Diablo CA Unified Sch Dist 4% 8/1/2027	3,000,000	3,086,599
Napa Valley CA Cmnty College Dist Gen. Oblig. 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (d)	1,025,000	993,726
Napa Valley CA Uni Sch Dist 0% 8/1/2027 (d)	2,065,000	1,998,919
Newport Mesa CA Uni Sch Dist Series 2007, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (d)	3,915,000	3,611,726
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2026	1,725,000	1,746,701
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2029	940,000	951,224
Palm Springs CA Uni Sch Dist Series A, 1.25% 8/1/2030 (Assured Guaranty Inc Insured)	1,895,000	1,756,350
Palmdale Calif Sch Dist 0% 2/1/2027 (National Public Finance Guarantee Corporation Insured) (d)	1,400,000	1,371,177
Palo Alto Calif Uni Sch Dist 0% 8/1/2031 (d)	965,000	858,077
Palomar Calif Cmnty College Dist Series 2010B, 0% 8/1/2029 (d)	1,015,000	938,271
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2031 (Assured Guaranty Inc Insured) (d)	800,000	665,789
Pasadena CA Uni Sch Dist Series C, 5% 8/1/2029	1,300,000	1,441,933
Placentia-Yorba Linda CA Usd Series CAB, 0% 8/1/2027 (d)	1,905,000	1,839,921
Poway CA Unified Sch Dist 0% 8/1/2026 (d)	2,145,000	2,125,837
Rio Hondo Calif Cmnty College Dist Series 2010C, 0% 8/1/2029 (d)	1,800,000	1,663,368
Robla CA Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (d)	2,235,000	1,930,784
Sacramento CA City Uni Sch Dis 4% 7/1/2026 (Assured Guaranty Inc Insured)	1,100,000	1,107,165
Sacramento CA City Uni Sch Dis 4% 7/1/2027 (Assured Guaranty Inc Insured)	350,000	359,277
Sacramento CA City Uni Sch Dis 4% 7/1/2028 (Assured Guaranty Inc Insured)	625,000	652,978
Sacramento CA City Uni Sch Dis 4% 7/1/2029 (Assured Guaranty Inc Insured)	250,000	265,574
Sacramento CA City Uni Sch Dis 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	1,415,000	1,429,179
Sacramento CA City Uni Sch Dis 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	1,825,000	1,898,934
Sacramento CA City Uni Sch Dis 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	2,250,000	2,408,060
Sacramento CA City Uni Sch Dis 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	2,750,000	3,023,378
Sacramento CA City Uni Sch Dis 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,575,000	1,774,993
Sacramento CA City Uni Sch Dis Series 2007, 0% 7/1/2027 (Assured Guaranty Inc Insured) (d)	1,455,000	1,413,273
Sacramento CA City Uni Sch Dis Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	3,575,000	3,930,391
Sacramento CA City Uni Sch Dis Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	1,430,000	1,611,581
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2029 (Assured Guaranty Inc Insured)	200,000	220,359
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2030 (Assured Guaranty Inc Insured)	1,190,000	1,343,688
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2031 (Assured Guaranty Inc Insured)	1,515,000	1,748,690
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2032 (Assured Guaranty Inc Insured)	1,265,000	1,488,750
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	1,485,000	1,402,651
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (d)	3,500,000	3,222,345
San Mateo CA Unified Sch Dist 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	6,750,000	6,409,803
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2030 (e)	1,850,000	2,075,379
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2031 (e)	1,375,000	1,574,994
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2032 (e)	1,125,000	1,312,513
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2033 (e)	2,250,000	2,671,334
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	7,945,000	7,516,668
Santa Monica CA Cmnty College Dist Gen. Oblig. 0% 5/1/2028 (National Public Finance Guarantee Corporation Insured) (d)	300,000	285,912
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (c)	1,000,000	1,075,898
State of California Gen. Oblig. 3% 10/1/2032	790,000	790,083
State of California Gen. Oblig. 4% 9/1/2029	1,515,000	1,616,879
State of California Gen. Oblig. 5% 10/1/2028	5,000,000	5,385,182
State of California Gen. Oblig. 5% 10/1/2028	1,845,000	1,987,132
State of California Gen. Oblig. 5% 11/1/2028	11,690,000	12,618,887
State of California Gen. Oblig. 5% 11/1/2030	1,060,000	1,202,525
State of California Gen. Oblig. 5% 11/1/2031	2,990,000	3,383,349
State of California Gen. Oblig. 5% 3/1/2030	2,000,000	2,234,635
State of California Gen. Oblig. 5% 3/1/2031	2,000,000	2,284,600
State of California Gen. Oblig. 5% 3/1/2032	5,500,000	6,403,763
State of California Gen. Oblig. 5% 8/1/2032	6,000,000	7,036,455
State of California Gen. Oblig. 5% 8/1/2033	6,000,000	7,159,986
State of California Gen. Oblig. 5% 9/1/2030	5,000,000	5,651,284
State of California Gen. Oblig. 5% 9/1/2030	1,550,000	1,572,866
State of California Gen. Oblig. 5% 9/1/2032	10,070,000	11,826,234
State of California Gen. Oblig. 5% 9/1/2034	5,335,000	6,473,279
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	2,000,000	2,024,544
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (d)	530,000	510,823
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 4% 8/1/2027 (Assured Guaranty Inc Insured)	600,000	617,490
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2027 (Assured Guaranty Inc Insured)	650,000	668,947
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	360,000	383,573
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	850,000	918,367
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	1,500,000	1,743,088
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	500,000	592,400
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	325,000	385,060
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	300,000	361,716
West Contra Costa Unified School District Series 2024A, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	300,000	319,644
West Contra Costa Unified School District Series 2024A, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	715,000	772,508
West Contra Costa Unified School District Series 2024A, 4% 8/1/2031 (Build America Mutual Assurance Co Insured)	765,000	834,462
West Contra Costa Unified School District Series 2024A, 4% 8/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,099,990
West Contra Costa Unified School District Series 2024A, 4% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,654,554
TOTAL GENERAL OBLIGATIONS		321,764,398
Health Care - 8.4%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2016A, 4% 3/1/2027	475,000	475,259
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2025A, 5% 12/1/2035	5,000,000	5,768,975
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2026	300,000	306,235
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2027	200,000	210,390
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2026	250,000	255,195
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2027	600,000	631,171
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (c)	4,735,000	5,386,757
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2026	1,000,000	1,005,905
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2027	275,000	284,726
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	1,335,000	1,539,937
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (c)	5,625,000	5,817,635
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (c)	5,000,000	5,613,684
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2028 (California Mortgage Insurance Guaranteed)	2,000,000	2,040,508
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2026 (California Mortgage Insurance Guaranteed)	360,000	362,104
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2027 (California Mortgage Insurance Guaranteed)	350,000	362,293
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2026	1,065,000	1,070,894
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2027	1,235,000	1,268,446
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	115,000	117,895
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2026	500,000	502,767
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2027	640,000	657,332
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2026 (California Mortgage Insurance Guaranteed)	275,000	278,619
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 4% 11/15/2028	710,000	728,917
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2027	365,000	373,790
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2028	305,000	318,674
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2029	250,000	266,384
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2030	200,000	216,950
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2031	210,000	230,951
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2032	315,000	351,163
California Pub Fin Auth Rev (Sharp Healthcare System, CA Proj.) 5% 8/1/2030	5,500,000	6,246,015
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2027	555,000	568,257
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2026	380,000	380,604
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2027	600,000	613,125
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2028	425,000	442,693
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2029	625,000	663,027
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2030	440,000	474,870
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2031	455,000	498,632
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2028	910,000	984,415
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2029	1,240,000	1,376,633
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2030	1,250,000	1,420,447
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2028	1,000,000	1,040,683
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2026	935,000	940,143
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2027	1,090,000	1,112,206
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2026	250,000	251,624
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2027	375,000	385,900
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2028	400,000	420,168
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2029	350,000	374,292
TOTAL HEALTH CARE		54,637,290
Housing - 4.7%
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) 3.25% tender 8/1/2064 (c)	4,000,000	4,041,464
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) Series 2023A 2, 3.6% tender 8/1/2063 (c)	2,500,000	2,501,276
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev 2.75% tender 11/1/2029 (c)	3,200,000	3,208,960
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2025 ISSUE II, 2.75% tender 5/1/2044 (c)	5,000,000	5,012,648
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2025 ISSUE JJ, 2.9% tender 5/1/2047 (c)	5,000,000	5,041,715
California Mun Fin Auth Multifamily Hsg Rev Series 2024 A 1, 5% tender 6/1/2056 (c)	2,000,000	2,121,748
California Mun Fin Auth Multifamily Hsg Rev Series 2024A, 3.2% tender 9/1/2045 (c)	5,750,000	5,772,565
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (c)	3,000,000	3,001,632
TOTAL HOUSING		30,702,008
Lease Revenue - 0.0%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2027	300,000	312,815
Other - 1.9%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	3,000,000	3,073,771
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (c)	7,665,000	7,320,093
California Infrastructure & Economic Development Bank (Segerstrom Ctr For The Arts Proj.) Series 2024, 5% 1/1/2032	1,885,000	2,155,439
TOTAL OTHER		12,549,303
Special Tax - 1.1%
Pittsburg Successor Agency Redevelopment Agency Series A, 5% 9/1/2026 (Assured Guaranty Inc Insured)	3,610,000	3,658,283
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, 5% 9/1/2030	2,000,000	2,267,153
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2026	900,000	906,602
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2031	500,000	532,771
TOTAL SPECIAL TAX		7,364,809
Synthetics - 0.2%
Los Angeles CA Wtr & Pwr Participating VRDN Series 2023 XM1153, 1.98% 7/1/2048 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,000,000	1,000,000
Tobacco Bonds - 0.2%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2026	500,000	502,629
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	500,000	515,034
TOTAL TOBACCO BONDS		1,017,663
Transportation - 5.1%
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (c)	11,900,000	11,688,961
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (c)	1,785,000	1,785,193
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (c)	7,300,000	7,299,647
Los Angeles CA Dept Arpts Rev 5% 5/15/2026	7,000,000	7,043,646
Sacramento Cnty CA Arpt Sys Rv 5% 7/1/2026	370,000	373,502
Sacramento Cnty CA Arpt Sys Rv Series 2018 E, 5% 7/1/2028	745,000	798,819
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2027	830,000	861,773
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2028	700,000	750,569
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2026	1,450,000	1,463,773
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020B, 5% 7/1/2029	1,025,000	1,130,178
TOTAL TRANSPORTATION		33,196,061
Water & Sewer - 6.0%
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2027	1,000,000	1,048,364
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2028	1,000,000	1,080,822
Eastern Municipal Water District Financing Authority 5% 7/1/2026	250,000	252,554
Eastern Municipal Water District Financing Authority 5% 7/1/2027	255,000	265,537
Fairfield CA Ctfs Partn (Fairfield CA Water Rev Proj.) Series 2007A, 0% 4/1/2027 (Assured Guaranty Inc Insured) (d)	1,850,000	1,804,177
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	6,000,000	6,521,298
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2029	455,000	494,622
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2033	50,000	57,245
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2027	2,125,000	2,203,100
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2033	185,000	192,849
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 B, 5% 7/1/2036	25,000	26,165
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	655,000	689,421
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2032	265,000	301,785
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2033	135,000	157,381
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2034	255,000	295,475
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2030	1,500,000	1,666,382
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2029	3,000,000	3,261,243
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2032	4,500,000	5,174,247
Santa Rosa CA Wstwtr Series 2002 B, 0% 9/1/2026 (Ambac Assurance Corp Insured) (d)	11,165,000	11,041,512
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2026 (Build America Mutual Assurance Co Insured)	1,000,000	1,017,219
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2027 (Build America Mutual Assurance Co Insured)	1,000,000	1,046,765
TOTAL WATER & SEWER		38,598,163
TOTAL CALIFORNIA		625,163,930
Guam - 0.5%
Special Tax - 0.5%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2029	2,750,000	2,909,889
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	430,000	470,453
TOTAL GUAM		3,380,342
Puerto Rico - 0.6%
Health Care - 0.4%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2026	100,000	100,580
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	1,050,000	1,075,112
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2028	1,035,000	1,079,319
TOTAL HEALTH CARE		2,255,011
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (b)	1,500,000	1,555,790
TOTAL PUERTO RICO		3,810,801
Virgin Islands - 0.2%
Transportation - 0.2%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	1,010,000	1,150,454
TOTAL MUNICIPAL SECURITIES (Cost $623,737,148)		633,505,527

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (g)(h) (Cost $22,856,014)	1.85	22,846,875	22,856,014

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $646,593,162)	656,361,541
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(8,685,560)
NET ASSETS - 100.0%	647,675,981

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,806,299 or 0.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Zero coupon bond which is issued at a discount.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	10,529,333	190,828,513	178,501,832	442,663	-	-	22,856,014	22,846,875	0.7%
Total	10,529,333	190,828,513	178,501,832	442,663	-	-	22,856,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of February 28, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	64,397,740	-	64,397,740	-
Electric Utilities	44,391,235	-	44,391,235	-
Escrowed/Pre-Refunded	15,232,445	-	15,232,445	-
General Obligations	321,764,398	-	321,764,398	-
Health Care	56,892,301	-	56,892,301	-
Housing	30,702,008	-	30,702,008	-
Lease Revenue	312,815	-	312,815	-
Other	12,549,303	-	12,549,303	-
Special Tax	10,745,151	-	10,745,151	-
Synthetics	1,000,000	-	1,000,000	-
Tobacco Bonds	1,017,663	-	1,017,663	-
Transportation	34,346,515	-	34,346,515	-
Water & Sewer	40,153,953	-	40,153,953	-

Money Market Funds	22,856,014	22,856,014	-	-
Total Investments in Securities:	656,361,541	22,856,014	633,505,527	-
Financial Statements
Statement of Assets and Liabilities
As of February 28, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $623,737,148)	$633,505,527
Fidelity Central Funds (cost $22,856,014)	22,856,014

Total Investment in Securities (cost $646,593,162)		$656,361,541
Cash		100,001
Receivable for fund shares sold		576,250
Interest receivable		6,430,893
Distributions receivable from Fidelity Central Funds		30,704
Other receivables		162
Total assets		663,499,551
Liabilities
Payable for investments purchased on a delayed delivery basis	$14,993,016
Payable for fund shares redeemed	356,346
Distributions payable	316,411
Accrued management fee	106,078
Other affiliated payables	51,719
Total liabilities		15,823,570
Net Assets		$647,675,981
Net Assets consist of:
Paid in capital		$646,545,016
Total accumulated earnings (loss)		1,130,965
Net Assets		$647,675,981
Net Asset Value, offering price and redemption price per share ($647,675,981 ÷ 60,797,526 shares)		$10.65
Statement of Operations
Year ended February 28, 2026
Investment Income
Interest		$14,657,722
Income from Fidelity Central Funds		442,508
Total income		15,100,230
Expenses
Management fee	$1,187,857
Transfer agent fees	586,260
Independent trustees' fees and expenses	1,298
Total expenses before reductions	1,775,415
Expense reductions	(192)
Total expenses after reductions		1,775,223
Net Investment income (loss)		13,325,007
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(383,428)
Capital gain distributions from Fidelity Central Funds	155
Total net realized gain (loss)		(383,273)
Change in net unrealized appreciation (depreciation) on investment securities		14,981,758
Net gain (loss)		14,598,485
Net increase (decrease) in net assets resulting from operations		$27,923,492
Statement of Changes in Net Assets

	Year ended February 28, 2026	Year ended February 28, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,325,007	$10,513,022
Net realized gain (loss)	(383,273)	(365,431)
Change in net unrealized appreciation (depreciation)	14,981,758	5,224,419
Net increase (decrease) in net assets resulting from operations	27,923,492	15,372,010
Distributions to shareholders	(13,248,082)	(10,545,650)

Share transactions
Proceeds from sales of shares	231,466,202	176,174,113
Reinvestment of distributions	9,197,769	7,275,509
Cost of shares redeemed	(161,351,331)	(145,232,016)

Net increase (decrease) in net assets resulting from share transactions	79,312,640	38,217,606
Total increase (decrease) in net assets	93,988,050	43,043,966

Net Assets
Beginning of period	553,687,931	510,643,965
End of period	$647,675,981	$553,687,931

Other Information
Shares
Sold	22,096,890	17,045,558
Issued in reinvestment of distributions	877,549	705,617
Redeemed	(15,444,119)	(14,083,191)
Net increase (decrease)	7,530,320	3,667,984

Financial Highlights
Fidelity® California Limited Term Tax-Free Bond Fund

Years ended February 28,	2026	2025	2024 A	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.30	$10.12	$10.50	$10.81
Income from Investment Operations
Net investment income (loss) B,C	.235	.208	.179	.143	.132
Net realized and unrealized gain (loss)	.258	.090	.180	(.380)	(.309)
Total from investment operations	.493	.298	.359	(.237)	(.177)
Distributions from net investment income	(.233)	(.207)	(.179)	(.143)	(.132)
Distributions from net realized gain	-	(.001)	-	-	(.001)
Total distributions	(.233)	(.208)	(.179)	(.143)	(.133)
Net asset value, end of period	$10.65	$10.39	$10.30	$10.12	$10.50
Total Return D	4.81%	2.93%	3.58%	(2.26)%	(1.66)%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.30%	.30%	.32%	.48%	.47%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.35%	.35%
Expenses net of all reductions, if any	.30%	.30%	.30%	.35%	.35%
Net investment income (loss)	2.24%	2.01%	1.76%	1.41%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$647,676	$553,688	$510,644	$570,838	$704,785
Portfolio turnover rate G	15%	15%	23%	23%	18%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended February 28, 2026

1. Organization.
Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,867,630
Gross unrealized depreciation	(1,950,064)
Net unrealized appreciation (depreciation)	$9,917,566
Tax Cost	$646,443,975

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$-
Capital loss carryforward	$(8,773,325)
Net unrealized appreciation (depreciation) on securities and other investments	$9,917,566

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,444,627)
Long-term	(7,328,698)
Total capital loss carryforward	$(8,773,325)

The tax character of distributions paid was as follows:

	February 28, 2026	February 28, 2025
Tax-exempt Income	13,248,082	10,492,852
Ordinary Income	-	$ 52,798
Total	$13,248,082	$ 10,545,650

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Limited Term Tax-Free Bond Fund	176,705,210	88,594,159
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees and certain other expenses such as proxy and shareholder meeting expenses.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .10% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Limited Term Tax-Free Bond Fund	20,037,924	5,264,042	(11,106)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Effective March 24, 2026 the .10% spread adjustment on the SOFR benchmark was removed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $192.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity California Municipal Trust and Shareholders of Fidelity California Limited Term Tax-Free Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity California Limited Term Tax-Free Bond Fund (one of the funds constituting Fidelity California Municipal Trust, referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
April 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity California Limited Term Tax-Free Bond Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.817077.120
CSI-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	April 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	April 22, 2026